Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	December 31, 2023	December 31, 2022
Accounts receivable	$6,463,697	$8,103,191
Less: allowance for credit losses	(688,880)	(1,028,126)
Accounts receivable, net	$5,774,817	$7,075,065

Schedule of Allowance for Credit Losses

Allowance for credit losses movement:

	December 31, 2023	December 31, 2022
Balance as of beginning	$1,028,126	$313,969
Provision	430,508	759,707
Recovery	(217,203)	—
Written off	(522,167)	(3,332)
Foreign exchange translation effect	(30,384)	(42,218)
Ending balance	$688,880	$1,028,126